Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 42,292,820	₩ 39,846,828	₩ 35,206,248
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99,520,984	94,080,403
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(57,133,280)	(54,160,363)
Government grants	(94,884)	(73,212)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,686,386	3,335,875	3,290,244
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,700,385	3,353,019
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8,261)	(12,144)
Government grants	(5,738)	(5,000)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,793,840	5,280,968	4,427,632
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,970,144	12,097,246
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,164,018)	(6,808,735)
Government grants	(12,286)	(7,543)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,290,373	3,860,523	3,081,524
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,030,274	8,292,323
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,739,870)	(4,431,766)
Government grants	(31)	(34)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,205,327	18,311,678	16,539,192
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60,640,317	58,845,673
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(42,410,343)	(40,516,816)
Government grants	(24,647)	(17,179)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100,615	89,975	79,595
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	502,658	433,218
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(400,506)	(340,993)
Government grants	(1,537)	(2,250)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	118,257	134,501	128,865
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	623,466	609,799
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(504,974)	(474,877)
Government grants	(235)	(421)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	219,168	200,033	189,887
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	993,990	911,525
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(774,780)	(711,472)
Government grants	(42)	(20)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	362,871	139,451	137,331
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	588,892	203,433
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(226,021)	(63,982)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,141,656	7,523,190	6,333,673
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,399,751	7,744,779
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(207,727)	(180,824)
Government grants	(50,368)	(40,765)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,374,327	970,634	₩ 998,305
Right-of-use assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,071,107	1,589,388
Right-of-use assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ (696,780)	₩ (618,754)